ASSET PURCHASE AGREEMENT WITH MAILVISION LTD. ("MAILVISION") (Tables)	9 Months Ended
Sep. 30, 2013
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of May 13, 2013:

Property and equipment	$38
Core technology	2,322
Customer relationships	266
Goodwill	1,654

Total assets acquired	4,280

Net working capital	567
Other liabilities due to acquisition activity	279

Total assumed liabilities	846

Net assets acquired	$3,434

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Exercise price of the Sale Option is $ 7,097. Fair values of the Sale Option were estimated using the following assumptions (annualized percentages):

	September 30, 2013	May 13, 2013

Dividend yield	0%	0%
Expected volatility	60%	60%
Risk-free interest	0.1%	0.15%
Expected life	0.6 years	1 year